Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings Per Share Computation

	2011	2010	2009

Numerator for earnings (loss) per share:
Net income attributable to Leucadia National
Corporation common shareholders for basic
earnings per share	$25,231	$1,939,312	$550,280
Interest on 3¾% Convertible Notes	-	3,707	7,199
Net income attributable to Leucadia National
Corporation common shareholders for diluted
earnings per share	$25,231	$1,943,019	$557,479

Denominator for earnings (loss) per share:
Denominator for basic earnings (loss) per share –
weighted-average shares	244,425	243,379	241,437
Stock options	73	42	2
Warrants	75	–	–
3¾% Convertible Notes	-	4,251	6,410
Denominator for diluted earnings (loss) per share	244,573	247,672	247,849